Stock Options and Warrants (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock Options And Warrants Details 1
Shares Under Option/ Warrant outstanding, Beginning Balance		336,782
Shares Under Option/ Warrant Granted	84,356	143,937
Shares Under Option/ Warrant Expired / Cancelled	141,177	52,754
Shares Under Option/ Warrant Exercised	65,893
Shares Under Option/ Warrant Outstanding, Ending Balance	0.05251
Shares Under Option/ Warrant Exercisable, Ending Balance	270,867
Weighted Average Exercise Price Outstanding, Beginging Balance		$ 28.00
Weighted Average Exercise Price Granted	$ 18.04	$ 11.18
Weighted Average Exercise Price Expired / Cancelled	$ 17.50	$ 76.97
Weighted Average Exercise Price Exercised	$ 18.04
Weighted Average Exercise Price Outstanding, Ending Balance	$ 15.71
Weighted Average Exercise Price Exercisable, Ending Balance	$ 15.49
Weighted Average Remaining Contractual Life Outstanding	1 year 19 days
Weighted Average Remaining Contractual Life Exercisable	11 months 19 days
Aggregate Intrinsic Value Outstanding	$ 487,402
Aggregate Intrinsic Value Exercisable	$ 487,402